Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Supplemental Disclosures of Cash Flow Information:
Cash paid for interest	$ 67	$ 339	$ 366
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	(1,761)	(2,767)	(3,106)
Operating lease right-of-use assets obtained in exchange for lease obligations	0	(409)	(5,051)
Operating lease right-of-use assets obtained in exchange for lease obligations from acquisitions	398	0	0
Supplemental Disclosures of Non-Cash Investing and Financing Activities:
Capitalized software included in accounts payable	0	0	1,010
Capitalized software included in accounts payable	12	0	0
Reconciliation of Cash and Cash Equivalents and Restricted Cash:
Cash and cash equivalents	139,078	114,422	170,520
Restricted cash	500	505	1,564
Total	$ 139,578	$ 114,927	$ 172,084	$ 132,870